H&Q LIFE SCIENCES INVESTORS

                               [H&Q ILLUSTRATIONS]

                                Semiannual Report

                                 March 31, 1997

          To our Shareholders:

     At March 31, 1997, the end of the second fiscal quarter, the net asset value of your Fund was $14.81 per share. Recent performance compared to two market averages is as follows:


                                      FY To-Date     Quarter Ended
                                      (6 months)        3/31/97
------------------------------------------------------------------

Net Asset Value                         -10.8%            -6.4%
Dow Jones Industrial Average            +11.9%            +2.1%
NASDAQ Industrials                       -8.1%            -8.3%


     This most recent quarter continued the pattern of the prior two quarters in which the life sciences sector underperformed the general market. The economic background for the general market was quite strong, with investors favoring large industrial companies thought to be able to benefit from relatively slow but consistent growth of sales and earnings with relatively little risk that inflation would be a near-term problem or that interest rates would rise significantly from current levels, a macro economic view which the Adviser shares. One effect of this trend has been that the stocks of emerging growth companies, especially life sciences companies, have experienced relative underperformance. While stocks such as those making up the Dow Jones Industrial Average generally seemed to benefit from a continued flow of assets into the equity markets, clearly many investors seem to be somewhat risk averse and are more willing to gamble on the trends of the general market rather than on the stocks of more speculative individual companies.

     In March, mindful of Chairman Greenspan's "irrational exuberance" reference regarding stock market levels in December, both the general market and especially the valuations of emerging growth stocks declined on the expectation that at their March 25th meeting the Federal Reserve Board would vote to increase the federal funds discount rate, which indeed it did. As this is written, the reaction to the news seems to be that the Fed remains committed to controlling inflation and, therefore, the outlook for common stocks seems to be improved.

     Moreover, the stocks of companies with a strong international participation also suffered in valuation, as investors became concerned about the impact of currency on reported net earnings. This has also been a period in which a few companies experienced delays in their FDA approval process and therefore some significant downside volatility in their stock prices that resulted in a "bystander effect" which depressed the stocks of their peer companies. However, we believe that the underlying characteristics of the portfolio companies generally remain very attractive and will ultimately be recognized by investors.

     The relative inability of companies to finance in the public markets (Cell Therapeutics, having completed its initial public offering during the quarter, being an exception) has resulted in an accelerated flow of opportunities for venture capital investment activity at what the Adviser perceives are often attractive valuations. During the quarter, a follow-on investment was made in Exelixis Pharmaceuticals and two new companies were added to the venture portfolio. AbTox manufactures and sells a novel plasma-based sterilization system, principally for the hospital market, to replace current systems using highly toxic ethylene oxide. Vectis has developed a point-of-care clinical information service for office-based physicians built to run on a pen-based computer that interfaces through a wireless network and represents an exciting early step towards the ultimate goal of a fully computerized patient record.

     In late April, a change in SEC Rule 144 will take effect, which reduces the restricted holding period from three years to two. On the effective date, six of the Fund's companies will become unrestricted and therefore trade at full market value, and that change will also accelerate a similar transition for a number of other holdings in the coming months. Although it is a bit soon to tell, the Adviser does not believe that the change will have a material effect on valuation levels for new investments.

     While the recent period has been disappointing, we are generally encouraged by the fundamental progress of the portfolio companies and believe that current valuations do not reflect these advancements. The basic forces for growth of demographics, technology and consumer demand seem firmly in place and we remain confident about the prospect of rewarding investment performance.


                                                               /s/ Alan G. Carr

                                                               Alan G. Carr
                                                               President



                         H&Q LIFE SCIENCES INVESTORS
                         ---------------------------

                        PORTFOLIO-As of March 31, 1997


[Tabular representation of bar chart]

                      Restricted    Unrestricted

AGRI/ENVIRONMENTAL       0.77%          7.18%
BIOTECHNOLOGY            9.74%         27.43%
CROs                     0.92%          7.33%
DIAGNOSTICS              2.88%          3.51%
MANAGED CARE             0.00%          3.50%
MEDICAL SUPPLIES         3.39%          9.12%
MEDICAL SPECIALTY        6.29%          7.05%
PHARMACEUTICALS          0.58%          6.89%
LIQUID ASSETS            0.00%          1.62%

                         H&Q LIFE SCIENCES INVESTORS
                         ---------------------------

                     LARGEST HOLDINGS - As of March 31, 1997


                           % of Net Assets
                           ----------------

Martek Biosciences               5.37%
Vivus                            5.33%
Boston Scientific                4.96%
Quintiles Transnational          4.93%
Catalytica                       3.50%
IBAH                             3.32%
Gilead Sciences                  3.31%
Sepracor                         2.55%
Cytyc                            2.31%
Genzyme                          2.17%


                           H&Q LIFE SCIENCES INVESTORS
                           ---------------------------

                       SIGNIFICANT PORTFOLIO TRANSACTIONS
                          Quarter Ended March 31, 1997


                                   Units Held   Units Held
PURCHASES                           12/31/96     3/31/97
---------                          -----------  ----------

AbTox (Restricted)                        0      500,000
Biofield                             63,658      113,658
Catalytica                          382,500      387,500
Cubist Pharmaceuticals               45,000       53,000
Exelixis (Restricted) Series C            0      100,000
Genzyme                                   0      100,000
HPR                                       0       30,000
Human Genome Sciences                     0       62,000
Vectis (Restricted)                       0      170,213

SALES
-----
Ariad Pharmaceuticals               216,400      201,400
INCYTE Pharmaceuticals               51,445       39,445
InSite Vision                        82,305            0
Ventritex                           115,000            0

                           H&Q LIFE SCIENCES INVESTORS
                           ---------------------------

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997
                                   (Unaudited)


 SHARES         CONVERTIBLE SECURITIES - 14.0%                      VALUE
 ------                                                             -----
                  Convertible Preferred - 13.9%
  500,000       AbTox, Series F*                                  $1,100,000
  104,154       Dyax, Class A Series 1*                              208,304
   45,000       Dyax, Class A Series 3*                               90,000
  129,080       Dyax, Class A Series 4*                              404,020
  177,778       EPR, Series A*                                       800,001
  900,000       Exelixis Pharmaceuticals, Series B*                1,800,000
  100,000       Exelixis Pharmaceuticals, Series C*                  200,000
  240,843       Focal, Series D*                                     419,067
   87,081       Focal, Series E*                                     151,521
1,088,710       HealthTech Services, Series A*                     1,350,000
   78,536       IBAH, Series A**                                   1,502,394
   75,000       InterVentional Technologies, Series F*               750,000
   35,000       InterVentional Technologies, Series G*               350,000
  281,250       LocalMed, Series D*                                1,125,000
  130,000       Masimo, Series D*                                    910,000
   22,500       Terrapin Technologies, Series G*                   1,125,000
   28,991       Therion Biologics, Sinking Fund*                         870
  135,135       Tularik, Series C*                                 1,351,350
  170,213       Vectis, Series B*                                    800,001
                                                               -------------
                                                                 $14,437,528
                                                               -------------
PRINCIPAL
  AMOUNT          Convertible Bonds and Notes - 0.1%                VALUE
----------                                                     -------------
 $287,447       Therion Biologics, 10% Secured Notes,
                due 1999                                            $145,175
                                                               -------------
                                                                    $145,175
                                                               -------------
                TOTAL CONVERTIBLE SECURITIES
                (Cost $12,985,264)                               $14,582,703
                                                               -------------


The accompanying notes are an integral part of these financial statements.

                           H&Q LIFE SCIENCES INVESTORS
                           ---------------------------

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997
                                   (continued)


 SHARES         COMMON STOCKS - 84.3%                               VALUE
 ------                                                             -----
                  Agricultural/Environmental Technologies - 7.2%
   87,000       Calgene**                                          $657,938
  387,500       Catalytica**                                      3,632,813
  200,000       Consep**                                            600,000
   75,000       Envirogen**                                         196,875
   50,000       Envirogen Units**                                   140,625
   98,000       IDEXX Laboratories**                              1,372,000
   97,349       Molten Metal Technology**                           851,804
                                                               ------------
                                                                 $7,452,055
                                                               ------------
                  Biotechnology - 32.7%
  201,400       Ariad Pharmaceuticals**                          $1,220,988
   47,000       BioChem Pharma**                                  2,021,000
  164,000       BioTransplant**                                   1,127,500
  118,621       BioTransplant*                                      612,084
    3,297       BioTransplant Warrants*                               5,704
   13,500       BioTransplant Warrants*                              23,355
      925       BioTransplant Warrants*                               3,793
  190,000       Calypte Biomedical**                              1,258,750
   48,300       Calypte Biomedical*                                 232,323
   28,571       Cell Therapeutics*                                  242,854
  126,300       Cor Therapeutics**                                1,199,850
   53,000       Cubist Pharmaceuticals**                            556,500
  190,476       Cubist Pharmaceuticals*                           1,500,951
  388,235       Genta**                                             103,125
  100,000       Genzyme**                                         2,250,000
  150,000       Gilead Sciences**                                 3,431,250
   62,000       Human Genome Sciences**                           2,015,000
  210,000       ImmuLogic Pharmaceutical**                          918,750
   39,445       INCYTE Pharmaceuticals**                          2,051,140
  304,703       Martek Biosciences**                              5,332,303
   34,112       Martek Biosciences Warrants*                        247,312
   60,000       MedImmune**                                         825,000
  180,041       NABI**                                            1,226,529
  200,000       Oxford GlycoSystems Group*                          160,000
   11,335       Pharming B.V.*                                      903,480
  230,000       Ribi ImmunoChem Research**                        1,020,625
  176,212       SEQUUS Pharmaceuticals**                          1,343,617


The accompanying notes are an integral part of these financial statements.

                           H&Q LIFE SCIENCES INVESTORS
                           ---------------------------

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997
                                   (continued)


 SHARES           Biotechnology - continued                         VALUE
 ------                                                             -----
   60,624       SEQUUS Pharmaceuticals Warrants*                      12,125
   90,000       Somatogen**                                          551,250
  146,982       Therion Biologics*                                     2,940
  104,703       Transkaryotic Therapies*                           1,531,805
    8,035       Transkaryotic Therapies Warrants*                     31,497
                                                                ------------
                                                                 $33,963,400
                                                                ------------
                  Contract Research Organizations - 6.8%
  155,764       IBAH**                                              $992,996
  235,608       IBAH Warrants*                                       951,856
   95,000       Quintiles Transnational**                          5,118,125
                                                                ------------
                                                                  $7,062,977
                                                                ------------
                  Diagnostics - 5.5%
  113,658       Biofield**                                          $639,326
   88,165       Biofield*                                            372,056
   18,382       Biofield Warrants*                                       184
   12,255       Biofield Warrants*                                       123
   64,864       Cytyc**                                            1,216,200
   83,712       Cytyc*                                             1,176,991
   17,000       Integ**                                              102,000
  116,666       Integ*                                               524,997
  123,077       NeoPath**                                          1,692,309
                                                                ------------
                                                                  $5,724,186
                                                                ------------
                  Managed Care - 3.5%
   30,000       HPR**                                               $337,500
  104,000       Orthodontic Centers of America**                   1,404,000
   50,000       Vencor**                                           1,893,750
                                                                ------------
                                                                  $3,635,250
                                                                ------------
                  Medical Supplies - 10.3%
   83,304       Boston Scientific**                               $5,144,022
   54,484       EndoVascular Technologies**                          749,155
  130,750       Exogen**                                             751,813
  100,000       Heartstream*                                         797,000
   68,728       KeraVision**                                         695,871
  105,020       Landec**                                             551,355
  126,023       Landec*                                              496,531
   74,000       Perclose**                                         1,572,500
                                                                ------------
                                                                 $10,758,247
                                                                ------------


The accompanying notes are an integral part of these financial statements.

                           H&Q LIFE SCIENCES INVESTORS
                           ---------------------------

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997
                                   (continued)


 SHARES           Medical Specialty - 9.0%                          VALUE
 ------                                                             -----
  992,900       Bioject Medical**                                   $775,703
  110,000       Biomatrix**                                        1,471,250
    2,528       Dyax Warrants*                                            25
  191,000       Fuisz Technologies**                               1,122,125
  200,000       Interpore**                                        1,025,000
  115,000       Sepracor**                                         2,652,188
   75,000       Spiros Development Units*                          2,004,000
  113,000       Voxel**                                              278,969
                                                                ------------
                                                                  $9,329,260
                                                                ------------
                  Pharmaceuticals - 7.5%
   80,000       Cortex Pharmaceuticals**                            $222,500
   60,500       CV Therapeutics**                                    529,375
   97,375       CV Therapeutics*                                     596,909
   62,500       Synaptic Pharmaceutical**                            875,000
  138,333       Vivus**                                            5,533,320
                                                                ------------
                                                                  $7,757,104
                                                                ------------
                   REITs - 1.8%
   50,000       Meditrust                                         $1,862,500
                                                                ------------
                                                                  $1,862,500
                                                                ------------
                  TOTAL COMMON STOCKS
                  (Cost $72,060,352)                             $87,544,979
                                                                ------------
                  TOTAL INVESTMENTS IN SECURITIES
                  (Cost $85,045,616)                            $102,127,682
                                                                ------------
 PRINCIPAL
   AMOUNT       TEMPORARY CASH INVESTMENTS - 2.0%                   VALUE
 ----------                                                         -----
$2,100,000      Ford Motor Credit Corp., 5.85%, due 4/2/97        $2,099,318
                                                                ------------
                TOTAL TEMPORARY CASH INVESTMENTS                  $2,099,318
                                                                ------------


* Non income-producing restricted security, valued by the Board of Trustees (see Notes 1 and 5).
** Non income-producing publicly traded security (see Note 1).


The accompanying notes are an integral part of these financial statements.

                           H&Q LIFE SCIENCES INVESTORS
                           ---------------------------

                                  BALANCE SHEET
                                 MARCH 31, 1997
                                  (Unaudited)

ASSETS:
  Investments in securities, at value (identified cost
    $85,045,616; see Schedule of Investments) (Notes 1,
    3 and 5)                                                 $102,127,682
  Temporary cash investment, at amortized cost which
    approximates value (see Schedule of Investments)
    (Note 1)                                                    2,099,318
                                                          ---------------
          Total investments                                  $104,227,000
  Cash                                                            213,565
  Interest receivable                                                 341
  Receivable for investments sold                                 188,730
  Deferred organization costs, net (Note 1)                         2,024
  Prepaid expenses and other assets                                30,231
                                                          ---------------
          Total assets                                       $104,661,891
                                                          ---------------
LIABILITIES:
  Payable for investments purchased                              $692,223
  Accrued advisory fees (Note 4)                                   96,997
  Other accrued expenses                                           69,456
                                                          ---------------
          Total liabilities                                      $858,676
                                                          ---------------
NET ASSETS:
  Shares of beneficial interest, par value $.01 per
    share, unlimited number of shares authorized, amount
    paid in on 7,011,362 shares issued and outstanding
    (Note 1)                                                  $85,132,848
  Accumulated net investment (loss)                             (719,215)
  Accumulated net realized gain on investments                  2,307,516
  Net unrealized gain on investments (Note 3)                  17,082,066
                                                          ---------------
          Total net assets (equivalent to $14.81
            per share based on 7,011,362 shares
            outstanding)                                     $103,803,215
                                                          ===============


The accompanying notes are an integral part of these financial statements.

                           H&Q LIFE SCIENCES INVESTORS
                           ---------------------------

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MARCH 31, 1997
                                  (Unaudited)


INVESTMENT INCOME (Note 1):
  Interest                              $183,605
  Dividends                               70,500
                                      -----------
     Total investment income                              $254,105
EXPENSES:
  Advisory fees (Note 4)                $816,075
  Shareholder reporting                   26,587
  Custodian fees                          26,206
  Trustees' fees and expenses             24,252
  Accounting and auditing fees            21,938
  Insurance expense                       12,351
  Legal fees                              10,983
  Transfer agent fees                      6,985
  Amortization of deferred
    organization costs (Note 1)            3,613
  Other                                   24,330
                                      -----------
     Total expenses                                        973,320
                                                      -------------
       Net investment (loss)                             ($719,215)
                                                      -------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments (Note 1)             $3,163,341
  Net (decrease) in unrealized gain on
    investments                                        (15,443,834)
                                                      -------------
     Net (loss) on investments                        ($12,280,493)
                                                      -------------
       Net (decrease) in net assets
         resulting from operations                    ($12,999,708)
                                                     ==============


The accompanying notes are an integral part of these financial statements.

                           H&Q LIFE SCIENCES INVESTORS
                           ---------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS

                                            For the six        For the
                                            months ended      year ended
                                           March 31, 1997    September 30,
                                             (Unaudited)         1996
                                           --------------    -------------

NET (DECREASE) INCREASE IN
NET ASSETS FROM OPERATIONS:
  Net investment (loss)                        ($719,215)     ($1,468,245)
  Net realized gain on investments             3,163,341       11,562,205
  Net (decrease) increase in unrealized
    gain on investments                      (15,443,834)      11,714,277
                                           --------------    -------------
      Net (decrease) increase in net
        assets resulting from operations    ($12,999,708)     $21,808,237
                                           --------------    -------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net realized long-term capital gains      ($10,949,328)         --
                                           --------------    -------------
CAPITAL SHARE TRANSACTIONS:
  Value of shares issued in reinvestment
    of distributions                          $4,605,458          --
                                           --------------    -------------
      Net (decrease) increase in net
      assets                                ($19,343,578)     $21,808,237
                                           --------------    -------------
NET ASSETS:
  Beginning of period                        123,146,793      101,338,556
                                          --------------    -------------
      End of period                         $103,803,215     $123,146,793
                                          ==============    =============


The accompanying notes are an integral part of these financial statements.

                           H&Q LIFE SCIENCES INVESTORS
                           ---------------------------

                             STATEMENT OF CASH FLOWS
                     FOR THE SIX MONTHS ENDED MARCH 31, 1997
                                  (Unaudited)


CASH FLOWS FROM OPERATING ACTIVITIES:
  Interest received                                                $184,418
  Dividends received                                                 70,500
  Operating expenses paid                                          (947,829)
                                                            ----------------
    Net cash used for operating activities                        ($692,911)
                                                            ----------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Sales and maturities of portfolio securities                 $139,684,060
  Purchases of portfolio securities                            (132,587,929)
                                                            ----------------
    Net cash provided by investing activities                    $7,096,131
                                                            ----------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Cash distributions paid                                      ($10,949,328)
  Distributions reinvested                                        4,605,458
                                                            ----------------
    Net cash used for financing activities                      ($6,343,870)
                                                            ----------------
NET INCREASE IN CASH                                                $59,350
CASH AT BEGINNING OF PERIOD                                         154,215
                                                            ----------------
CASH AT END OF PERIOD                                              $213,565
                                                            ================

RECONCILIATION OF NET (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS TO NET CASH USED
FOR OPERATING ACTIVITIES:

  Net (decrease) in net assets resulting from operations       ($12,999,708)
  Net realized (gain) on investments                             (3,163,341)
  Net decrease in unrealized gain on investments                 15,443,834
  Net decrease in interest receivable                                 1,098
  Increase in accrued advisory fees and accrued other
   expenses                                                          13,556
  Decrease in prepaid expenses, other assets and deferred
    organization costs, net                                          11,650
                                                            ----------------
      Net cash used for operating activities                      ($692,911)
                                                            ================


The accompanying notes are an integral part of these financial statements.

                           H&Q LIFE SCIENCES INVESTORS
                           ---------------------------

                              FINANCIAL HIGHLIGHTS

  (Selected data for each share of beneficial interest outstanding throughout the period indicated)

                                   For the six
                                   months ended
                                  March 31, 1997
                                   (Unaudited)
                                  --------------
                                                                      For the years ended September 30,
                                                  --------------------------------------------------------------------------
                                                      1996           1995           1994           1993          1992**
                                                 -------------- -------------- -------------- --------------  --------------
Net asset value per share:
  Beginning of period                   $18.445        $15.179        $11.007       $13.090        $13.296         $13.950
                                  -------------- -------------- -------------- -------------- --------------  --------------
Net investment (loss)                   ($0.071)       ($0.220)       ($0.184)      ($0.144)       ($0.197)        ($0.015)
Net realized and unrealized gain
  (loss) on investments                  (1.929)         3.486          4.356        (1.304)        (0.009)         (0.511)
                                  -------------- -------------- -------------- -------------- --------------  --------------
Total increase (decrease) from
  investment operations                 ($2.000)        $3.266         $4.172       ($1.448)       ($0.206)        ($0.526)
                                  -------------- -------------- -------------- -------------- --------------  --------------
Dilutive effect of sale of
  common stock and related
  expenses from rights offering         --             --             --             (0.635)        --              (0.128)
Distribution to shareholders
  Long-term capital gains                ($1.64)       --             --             --             --              --
                                  -------------- -------------- -------------- -------------- --------------  --------------
Net asset value per share:
  End of period                         $14.805        $18.445        $15.179       $11.007        $13.090         $13.296
                                  ============== ============== ============== ============== ==============  ==============
Per share market value:
  End of period                         $12.625        $15.000        $12.875       $10.125        $12.875         $12.750
Total investment return                  (5.79%)        16.50%         27.16%       (21.36%)         0.98%         (15.00%)
Net assets:
  End of period                    $103,803,215   $123,146,793   $101,338,556   $73,484,287    $50,510,845     $51,304,296

RATIOS AND SUPPLEMENTAL DATA:
Ratio of operating expenses to
  average net assets                       1.71%*        1.61%          1.83%         1.87%          2.17%           1.97%*
Ratio of net investment (loss)
  to average net assets                   (1.27%)*      (1.25%)        (1.57%)       (1.23%)        (1.49%)         (0.28%)*
Portfolio turnover rate                    8.66%        19.51%         29.48%        10.59%         32.89%           0.00%
Average commission rate paid per
  listed share purchased                   $.04           $.07           $.06          $.07           $.06            $.07
Number of shares outstanding at
  end of period                       7,011,362      6,676,420      6,676,420     6,676,420      3,858,600       3,858,600

 * Annualized
** For the period from May 8, 1992 (commencement of operations)

The accompanying notes are an integral part of these financial statements.

                           H&Q LIFE SCIENCES INVESTORS
                           ---------------------------

                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1997
                                   (Unaudited)


(1)  Organization

     H&Q Life Sciences Investors (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940 as a diversified closed-end management investment company. The Fund's investment objective is long-term capital appreciation through investment in securities of companies in the life sciences industries. The Fund invests primarily in securities of public and private companies that are believed to have significant potential for above-average growth. The Fund was organized on February 20, 1992 and commenced operations on May 8, 1992.

     The preparation of these financial statements requires the use of certain estimates by management in determining the entity's assets, liabilities, revenues and expenses. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

Investment Securities

     Transactions related to the investments of the Fund are recorded on the date the securities are purchased or sold. Investments traded on national securities exchanges or in the over-the-counter market that are National Market System securities are valued at the last sale price or, lacking any sales, at the mean between last bid and asked prices. Other over-the-counter securities are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities. As indicated in Note 5, investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees of the Fund. Temporary cash investments with maturities of 60 days or less are valued at amortized cost.

     Gains and losses from sales of investments are recorded using the "identified cost" method for both financial reporting and Federal income tax purposes. Investment income and expenses are recorded on the accrual basis.

Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders substantially all of its taxable income and its net realized capital gains, if any. Therefore, no Federal income tax provision is required.

Organization Costs

     Costs incurred by the Fund in connection with its organization are being amortized on a straight-line basis, over a period of five years.

Distributions

     The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations. Due to permanent book/tax differences in accounting for certain transactions, certain distributions may be treated as distributions from capital as opposed to distributions of net investment income or realized capital gains.

                           H&Q LIFE SCIENCES INVESTORS
                           ---------------------------

                          NOTES TO FINANCIAL STATEMENTS
                                   (continued)


Dividend Reinvestment Plan

     Under the Dividend Reinvestment Plan, net realized capital gains will automatically be paid in additional shares of the Fund, unless the Plan Agent (State Street Bank and Trust Company) is otherwise instructed by the shareholder. It is expected that dividends, if any, will be declared after fiscal year-end and will be payable for that year before the end of January.

     A description of the automatic Dividend Reinvestment Plan may be obtained by calling State Street Bank. Shareholders may request to be paid in cash instead of shares by contacting the bank, brokerage or nominee who holds the shares if the shares are held in "street name" or by filling out an Authorization Card obtained by calling State Street Bank if the shares are in registered form.

(2) Purchases and Sales of Investment Securities

     The aggregate cost of purchases and proceeds from sales of investment securities (other than temporary cash investments) for the period from October 1, 1996 through March 31, 1997 totaled $11,437,488 and $10,754,783, respectively.

(3) Tax Basis of Securities

     At March 31, 1997, the total cost of securities for Federal income tax purposes was $85,045,616. The aggregate gross unrealized gain on securities for which there was an excess of market value over cost was $35,375,398. The aggregate gross unrealized loss on securities for which there was an excess of cost over market value was $18,293,332. The net unrealized gain on securities held by the Fund was $17,082,066.

(4) Advisory Agreement

     The Fund has entered into an Investment Advisory Agreement (the Advisory Agreement) with Hambrecht & Quist Capital Management Incorporated (the Adviser). Pursuant to the terms of the Advisory Agreement, the Fund pays the Adviser a monthly fee at the rate when annualized of (i) 2.5% of the average net assets for the month of its venture capital and other restricted securities up to 25% of net assets and (ii) 1% of the average net assets for the month of all other assets. The aggregate fee may not exceed a rate when annualized of 1.375%. The Adviser is an indirect wholly-owned subsidiary of Hambrecht & Quist Group. Certain officers and trustees of the Fund are also officers of the Adviser.

(5) Venture Capital and Other Restricted Securities

     The Fund may invest in venture capital or other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represents 24.6% of the Fund's net assets at March 31, 1997.

     The value of the venture capital or other restricted securities is determined in good faith by the Board of Trustees. However, because of the inherent uncertainty of valuations, these estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material. The following table details the acquisition date, cost, carrying value per unit, and value of the Fund's venture capital or other restricted securities at March 31, 1997, as determined by the Board of Trustees of the Fund.

                           H&Q LIFE SCIENCES INVESTORS
                           ---------------------------

                          NOTES TO FINANCIAL STATEMENTS
                                   (continued)


                                                                   Carrying
                                      Acquisition                   Value
              Security                   Date          Cost        per Unit      Value
------------------------------------------------------------------------------------------------
AbTox
  Series F Cvt. Pfd.                    3/7/97      $1,100,000     $ 2.200    $1,100,000
Biofield
  Common*                              9/16/94         500,000
                                        3/3/95         140,877
                                       6/29/95          84,375
                                                    ------------
                                                       725,252       4.220       372,056

 Common Warrants                        3/3/95               0
                                       6/29/95               0
                                                    ------------
                                                             0       0.010           184

 Common Warrants                        3/3/95               0
                                       6/29/95               0
                                                    ------------
                                                             0       0.010           123
BioTransplant
  Common*                             10/31/94         595,305
                                       8/18/95          39,255
                                       1/16/96         315,385
                                                    ------------
                                                       949,945       5.160       612,084

  Common Warrants###                   8/12/94               0       1.730         5,704
  Common Warrants###                  10/31/94               0       1.730        23,355
  Common Warrants###                   8/18/95               0       4.101         3,793
Calypte Biomedical*
  Common                              11/18/94          41,500
                                       6/15/95         100,000
                                       2/29/96         150,000
                                                    ------------
                                                       291,500       4.810       232,323
Cell Therapeutics##
  Common                                8/3/92         500,140       8.500       242,854
Cubist Pharmaceuticals*
  Common                               5/17/95         800,809       7.880     1,500,951
CV Therapeutics**
  Common                               3/23/94         800,260
                                        9/8/95         335,613
                                       3/29/96         325,425
                                      11/12/96          60,938
                                                    ------------
                                                     1,522,236       6.130       596,909
Cytyc*
  Common                               5/17/94          72,883
                                      10/14/94          71,404
                                       6/13/95          40,347
                                                    ------------
                                                       184,634      14.060     1,176,991


                                       16

                           H&Q LIFE SCIENCES INVESTORS
                           ---------------------------

                          NOTES TO FINANCIAL STATEMENTS
                                   (continued)


                                                                   Carrying
                                      Acquisition                   Value
              Security                   Date          Cost        per Unit      Value
------------------------------------------------------------------------------------------------

Dyax
  Class A Series 1 Cvt. Pfd.            6/1/92        250,035
                                       9/11/92         83,293
                                      12/31/92         79,932
                                                    ------------
                                                      413,260       2.000        208,304

  Class A Series 3 Cvt. Pfd.          10/26/95         90,280       2.000         90,000
  Class A Series 4 Cvt. Pfd.          10/30/96        404,020       3.130        404,020
  Common Warrants                     12/31/92            187       0.010             25

EPR
  Series A Cvt. Pfd.                    3/9/94        800,331       4.500        800,001
Exelixis Pharmaceuticals
  Series B Cvt. Pfd.                   3/28/96        901,325       2.000      1,800,000
  Series C Cvt. Pfd.                   3/31/97        200,000       2.000        200,000
Focal
  Series D Cvt. Pfd.                   9/17/93        461,295
                                        8/5/94        430,189
                                                    ------------
                                                      891,484       1.740        419,067

  Series E Cvt. Pfd.                  10/17/95        151,962       1.740        151,521
HealthTech Services
  Series A Cvt. Pfd.                   1/26/96      1,352,603       1.240      1,350,000
Heartstream*
  Common                               3/15/95        700,431       7.970        797,000
IBAH#
  Common Warrants                      8/11/95        151,250       4.040        951,856
Integ*
  Common                               6/16/95        700,126       4.500        524,997
InterVentional Technologies
  Series F Cvt. Pfd.                   8/21/92        600,185      10.000        750,000
  Series G Cvt. Pfd.                    3/8/95        350,431      10.000        350,000
Landec*
  Common                               3/27/95        500,294       3.940        496,531
LocalMed
  Series D Cvt. Pfd.                    2/9/96      1,126,745       4.000      1,125,000
Martek Biosciences#
  Common Warrants                       6/6/95              0       7.250        247,312
Masimo
  Series D Cvt. Pfd.                   8/14/96        910,000       7.000        910,000
Oxford GlycoSystems Group
  Ordinary Shares                      5/26/93        386,915       0.800        160,000
Pharming B.V.
  Class B Shares                       8/28/95        864,932
                                       4/25/96         38,730
                                                    -----------
                                                      903,662      79.707        903,480
SEQUUS Pharmaceuticals#
  Common Warrants                      3/30/95              0       0.200         12,125
Spiros Development
  Units                               12/28/95      1,125,790      26.720      2,004,000
Terrapin Technologies
  Series G Cvt. Pfd.                   11/7/95      1,125,548      50.000      1,125,000


                                       17


                           H&Q LIFE SCIENCES INVESTORS
                           ---------------------------

                          NOTES TO FINANCIAL STATEMENTS
                                   (continued)

                                                                   Carrying
                                      Acquisition                   Value
              Security                   Date          Cost        per Unit      Value
------------------------------------------------------------------------------------------------


Therion Biologics
  Common                               6/30/93          251,307
                                       8/20/96              669
                                      10/16/96            2,219
                                                    ------------
                                                        254,195      0.020           2,940

 Sinking Fund Cvt. Pfd. (w/wts.)      10/17/94          200,630
                                       4/19/95           78,179
                                       7/12/95           78,000
                                      10/17/95           78,000
                                       1/25/96           73,176
                                        4/3/96           73,800
                                                    ------------
                                                        581,785      0.030             870

 6.25% Secured Notes due 1999          8/20/96           66,231
                                      10/16/96          219,664
                                                    ------------
                                                        285,895      0.505         145,175
Transkaryotic Therapies
  Common*                              4/16/93          600,110
                                       11/5/93          100,000
                                                    ------------
                                                        700,110     14.630       1,531,805

  Common Warrants###                   11/5/93              200      3.920          31,497
Tularik
  Series C Cvt. Pfd.                   4/16/93          500,060     10.000       1,351,350
Vectis
  Series B Cvt. Pfd.                    2/5/97          800,001      4.700         800,001
                                                    ------------              -------------
                                                    $22,983,591                $25,511,204
                                                    ============              =============

  * Represents 75% of equivalent current market value of the issuer's registered securities.
 ** Represents 70% of equivalent current market value of the issuer's registered securities.
  # Represents 100% of equivalent current market value of the issuer's registered securities.
 ## Represents 85% of equivalent current market value of the issuer's registered securities.
### Represents 60% of equivalent current market value of the issuer's registered securities.

                           H&Q Life Sciences Investors
                            50 Rowes Wharf, 4th Floor
                        Boston, Massachusetts 02110-3328
                                 (617) 574-0567

                                    Officers
                             Alan G. Carr, President
                         Kimberley L. Carroll, Treasurer
                           Kerri A. Bisner, Secretary
                      Sheldon A. Jones, Assistant Secretary

                                    Trustees
                                  Alan G. Carr
                              William R. Hambrecht
                                Lawrence S. Lewin
                              Robert P. Mack, M.D.
                                 Eric Oddleifson
                             Uwe E. Reinhardt, Ph.D.
                                Henri A. Termeer

                               Investment Adviser
                Hambrecht & Quist Capital Management Incorporated

                          Custodian and Transfer Agent
                       State Street Bank and Trust Company

                                  Legal Counsel
                             Dechert Price & Rhoads

                            -----------------------

         Shareholders with questions regarding share transfers may call
                                 1-800-426-5523

            Interim daily net asset value may be obtained by calling
                                 1-800-451-2597

                            For copies of the Fund's
                           Dividend Reinvestment Plan,
          please contact the Plan Agent, State Street Bank & Trust Co.
                      P.O. Box 8200, Boston, MA 02266-8200
                            Telephone: 1-800-426-5523

                           H&Q LIFE SCIENCES INVESTORS
                           ---------------------------
                       New York Stock Exchange Symbol: HQL

                            -----------------------

          Out of concern for the environment and in an effort to reduce
            Fund expenses, this report is printed on recycled paper.